united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	EQUITY FUNDS - 98.0%
13,387	FlexShares Global Upstream Natural Resources Index Fund	$453,016
4,640	Invesco MSCI Global Timber ETF	148,320
10,548	iShares Core S&P Mid-Cap ETF	2,123,207
20,876	iShares Core S&P Small-Cap ETF	1,821,222
15,906	SPDR Portfolio S&P 500 Growth ETF	608,245
19,398	SPDR Portfolio S&P 500 Value ETF	603,666
4,021	Vanguard FTSE All World ex-US Small-Cap ETF	450,995
54,824	Vanguard FTSE All-World ex-US ETF	2,853,589
30,483	Vanguard FTSE Emerging Markets ETF	1,249,803
5,316	Vanguard Global ex-U.S. Real Estate ETF	298,600
3,812	Vanguard Real Estate ETF	307,552
14,180	Vanguard S&P 500 ETF	3,786,769
2,323	WisdomTree Emerging Markets SmallCap Dividend Fund	106,045
	TOTAL EXCHANGE TRADED FUNDS (Cost - $13,680,496)	14,811,029

	SHORT-TERM INVESTMENTS - 2.2%
	MONEY MARKET FUND - 2.2%
326,019	STIT - Government & Agency Portfolio, Institutional Class - 1.97% (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $326,019)	326,019

	TOTAL INVESTMENTS - 100.2% (Cost - $14,006,515)	$15,137,048
	OTHER ASSETS AND LIABILITIES - NET - (0.2)%	(28,318)
	TOTAL NET ASSETS - 100.0%	$15,108,730

ETF - Exchange Traded Fund

(a)	Variable rate security, the money market rate shown represents the rate at September 30, 2018.

See accompanying notes to financial statements.

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 48.0%
42,367	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$1,014,690
11,764	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,352,037
7,835	iShares iBoxx High Yield Corporate Bond ETF +	677,257
21,955	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	675,994
27,991	SPDR Portfolio Short Term Corporate Bond ETF	844,768
30,728	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	505,783
21,790	Vanguard Intermediate-Term Treasury ETF	1,352,941
6,631	Vanguard Mortgage-Backed Securities ETF	338,181
20,973	Vanguard Short-Term Inflation-Protected Securities ETF	1,014,464
2,828	Vanguard Short-Term Treasury ETF	168,945
3,095	Vanguard Total International Bond ETF	168,801
		8,113,861
	EQUITY FUNDS - 50.0%
4,989	FlexShares Global Upstream Natural Resources Index Fund	168,828
5,206	Invesco MSCI Global Timber ETF	166,412
3,368	iShares Core S&P Mid-Cap ETF	677,945
7,779	iShares Core S&P Small-Cap ETF	678,640
8,891	SPDR Portfolio S&P 500 Growth ETF	339,992
37,990	SPDR Portfolio S&P 500 Value ETF	1,182,249
1,607	Vanguard Energy ETF	168,912
3,002	Vanguard FTSE All World ex-US Small-Cap ETF	336,704
25,806	Vanguard FTSE All-World ex-US ETF	1,343,202
16,423	Vanguard FTSE Emerging Markets ETF	673,343
8,937	Vanguard Global ex-U.S. Real Estate ETF	501,991
1,280	Vanguard Materials ETF	167,821
6,395	Vanguard Real Estate ETF	515,949
5,707	Vanguard S&P 500 ETF	1,524,054
		8,446,042
	TOTAL EXCHANGE TRADED FUNDS (Cost - $16,310,267)	16,559,903

	SHORT-TERM INVESTMENTS - 6.4%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 4.0%
685,262	Federated Prime Cash Obligations Fund, Institutional Class 1.93% (a) (b)	685,262

	MONEY MARKET FUND - 2.4%
401,841	STIT - Government & Agency Portfolio, Institutional Class - 1.97% (b)	401,841

	TOTAL SHORT TERM INVESTEMENTS (Cost - $1,087,103)	1,087,103

	TOTAL INVESTMENTS - 104.4% (Cost - $17,397.370)	$17,647,006
	OTHER ASSETS AND LIABILITIES - NET - (4.4)%	(752,607)
	TOTAL NET ASSETS - 100.0%	$16,894,399

ETF - Exchange Traded Fund

TIPS - Treasury Inflation Protected Security

+	Security, or a portion of the security, is out on loan at September 30, 2018. Total loaned securities had a value of $669,582 at September 30, 2018.

(a)	Security purchased with cash received as collateral for securities on September at June 30, 2018. Non-cash collateral amounted to $685,262.

(b)	Variable rate security, the money market rate shown represents the rate at September 30, 2018.

See accompanying notes to financial statements.

TOPS® Conservative ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 68.0%
35,775	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$856,811
6,523	iShares iBoxx $ Investment Grade Corporate Bond ETF	749,688
1,241	iShares iBoxx High Yield Corporate Bond ETF +	107,272
3,192	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	321,211
4,213	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	428,125
20,863	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	642,372
31,927	SPDR Portfolio Short Term Corporate Bond ETF	963,557
12,981	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	213,667
12,072	Vanguard Intermediate-Term Treasury ETF	749,551
4,202	Vanguard Mortgage-Backed Securities ETF	214,302
17,712	Vanguard Short-Term Inflation-Protected Securities ETF	856,730
12,550	Vanguard Short-Term Treasury ETF	749,737
7,846	Vanguard Total International Bond ETF	427,921
		7,280,944
	EQUITY FUNDS - 30.0%
6,322	FlexShares Global Upstream Natural Resources Index Fund	213,936
2,134	iShares Core S&P Mid-Cap ETF	429,553
2,463	iShares Core S&P Small-Cap ETF	214,872
5,635	SPDR Portfolio S&P 500 Growth ETF	215,482
13,742	SPDR Portfolio S&P 500 Value ETF	427,651
948	Vanguard FTSE All World ex-US Small-Cap ETF	106,328
10,210	Vanguard FTSE All-World ex-US ETF	531,431
3,770	Vanguard Global ex-U.S. Real Estate ETF	211,761
2,701	Vanguard Real Estate ETF	217,917
2,411	Vanguard S&P 500 ETF	643,858
		3,212,789
	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,412,461)	10,493,733

	SHORT-TERM INVESTMENTS - 3.2%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 1.0%
108,989	Federated Prime Cash Obligations Fund, Institutional Class 1.93% (a) (b)	108,989

	MONEY MARKET FUND - 2.2%
236,640	STIT - Government & Agency Portfolio, Institutional Class - 1.97% (b)	236,640

	TOTAL SHORT-TERM INVESTMENTS (Cost - $345,629)	345,629

	TOTAL INVESTMENTS - 101.2% (Cost - $10,758,090)	$10,839,362
	OTHER ASSETS AND LIABILITIES - NET - (1.2)%	(133,093)
	TOTAL NET ASSETS - 100.0%	$10,706,269

ETF - Exchange Traded Fund

TIPS - Treasury Inflation Protected Security

+	Security, or a portion of the security, is out on loan at September 30, 2018. Total loaned securities had a value of $104,851 at September 30, 2018.

(a)	Security purchased with cash received as collateral for securities on loan at September 30, 2018. Non-cash collateral amounted to $108,989.

(b)	Variable rate security, the money market rate shown represents the rate at September 30, 2018.

See accompanying notes to financial statements.

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 13.0%
20,044	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$480,054
4,172	iShares iBoxx $ Investment Grade Corporate Bond ETF	479,488
8,332	iShares iBoxx High Yield Corporate Bond ETF +	720,218
29,065	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	478,410
7,730	Vanguard Intermediate-Term Treasury ETF	479,956
4,703	Vanguard Mortgage-Backed Securities ETF	239,853
4,961	Vanguard Short-Term Inflation-Protected Securities ETF	239,963
		3,117,942
	EQUITY FUNDS - 85.0%
28,359	FlexShares Global Upstream Natural Resources Index Fund	959,669
7,408	Invesco MSCI Global Timber ETF	236,800
13,151	iShares Core S&P Mid-Cap ETF	2,647,165
22,087	iShares Core S&P Small-Cap ETF	1,926,870
25,117	SPDR Portfolio S&P 500 Growth ETF	960,474
30,809	SPDR Portfolio S&P 500 Value ETF	958,776
2,278	Vanguard Energy ETF	239,441
4,265	Vanguard FTSE All World ex-US Small-Cap ETF	478,362
82,408	Vanguard FTSE All-World ex-US ETF	4,289,336
31,984	Vanguard FTSE Emerging Markets ETF	1,311,344
12,691	Vanguard Global ex-U.S. Real Estate ETF	712,853
1,821	Vanguard Materials ETF	238,751
6,028	Vanguard Real Estate ETF	486,339
17,966	Vanguard S&P 500 ETF	4,797,820
2,623	WisdomTree Emerging Markets SmallCap Dividend Fund	119,740
		20,363,740
	TOTAL EXCHANGE TRADED FUNDS (Cost - $22,101,626)	23,481,682

	SHORT-TERM INVESTMENTS - 6.1%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.0%
722,856	Federated Prime Cash Obligations Fund, Institutional Class 1.93% (a) (b)	722,856

	MONEY MARKET FUND - 3.1%
724,998	STIT - Government & Agency Portfolio, Institutional Class - 1.97% (b)	724,998

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,447,854)	1,447,854

	TOTAL INVESTMENTS - 104.1% (Cost - $23,549,480)	$24,929,536
	OTHER ASSETS AND LIABILITIES - NET - (4.1)%	(974,207)
	TOTAL NET ASSETS - 100.0%	$23,955,329

ETF - Exchange Traded Fund

TIPS - Treasury Inflation Protected Security

+	Security, or a portion of the security, is out on loan at September 30, 2018. Total loaned securities had a value of $724,700 at September 30, 2018.

(a)	Security purchased with cash received as collateral for securities on loan at September 30, 2018. Non-cash collateral amounted to $722,856.

(b)	Variable rate security, the money market rate shown represents the rate at September

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 33.0%
34,146	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$817,797
15,773	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,363,418
18,954	iShares iBoxx High Yield Corporate Bond ETF +	2,178,383
54,138	SPDR Portfolio Short Term Corporate Bond ETF	1,633,885
33,009	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	543,328
4,389	Vanguard Intermediate-Term Treasury ETF	272,513
10,683	Vanguard Mortgage-Backed Securities ETF	544,833
16,904	Vanguard Short-Term Inflation-Protected Securities ETF	817,646
9,127	Vanguard Short-Term Treasury ETF	545,247
4,993	Vanguard Total International Bond ETF +	272,318
		8,989,368
	EQUITY FUNDS - 65.0%
24,156	FlexShares Global Upstream Natural Resources Index Fund	817,439
8,413	Invesco MSCI Global Timber ETF	268,925
10,862	iShares Core S&P Mid-Cap ETF	2,186,412
18,813	iShares Core S&P Small-Cap ETF	1,641,246
14,271	SPDR Portfolio S&P 500 Growth ETF	545,723
26,243	SPDR Portfolio S&P 500 Value ETF	816,682
2,587	Vanguard Energy ETF	271,920
4,844	Vanguard FTSE All World ex-US Small-Cap ETF	543,303
62,393	Vanguard FTSE All-World ex-US ETF	3,247,556
26,417	Vanguard FTSE Emerging Markets ETF	1,083,097
14,413	Vanguard Global ex-U.S. Real Estate ETF	809,578
2,068	Vanguard Materials ETF	271,136
6,846	Vanguard Real Estate ETF	552,335
17,344	Vanguard S&P 500 ETF	4,631,715
		17,687,067
	TOTAL EXCHANGE TRADED FUNDS (Cost - $25,577,441)	26,676,435

	SHORT-TERM INVESTMENTS - 8.4%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 5.7%
1,547,972	Federated Prime Cash Obligations Fund, Institutional Class 1.93% (a) (b)	1,547,972

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018 (Unaudited)

Shares		Value

	MONEY MARKET FUND - 2.7%
720,230	STIT - Government & Agency Portfolio, Institutional Class - 1.97% (b)	$720,230

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,268,202)	2,268,202

	TOTAL INVESTMENTS - 106.4% (Cost - $27,845,643) (c)	$28,944,637
	OTHER ASSETS AND LIABILITIES - NET - (6.4)%	(1,729,503)
	TOTAL NET ASSETS - 100.0%	$27,215,134

ETF - Exchange Traded Fund

TIPS - Treasury Inflation Protected Security

+	Security, or a portion of the security, is out on loan at September 30, 2018. Total loaned securities had a value of $1,401,821 at September 30, 2018.

(a)	Security purchased with cash received as collateral for securities on loan at September 30, 2018. Non-cash collateral amounted to $1,547,972.

(b)	Variable rate security, the money market rate shown represents the rate at September 30, 2018.

See accompanying notes to financial statements.

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 43.3%
1,282,233	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$30,709,481
356,029	iShares iBoxx $ Investment Grade Corporate Bond ETF	40,918,413
237,118	iShares iBoxx High Yield Corporate Bond ETF +	20,496,480
664,861	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	20,471,070
847,627	SPDR Portfolio Short Term Corporate Bond ETF	25,581,383
930,758	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	15,320,277
659,399	Vanguard Intermediate-Term Treasury ETF	40,942,084
200,869	Vanguard Mortgage-Backed Securities ETF	10,244,319
635,014	Vanguard Short-Term Inflation-Protected Securities ETF	30,715,627
85,668	Vanguard Short-Term Treasury ETF	5,117,806
93,771	Vanguard Total International Bond ETF +	5,114,270
		245,631,210
	EQUITY FUNDS - 45.0%
151,103	FlexShares Global Upstream Natural Resources Index Fund	5,113,326
157,152	Invesco MSCI Global Timber ETF	5,023,427
102,045	iShares Core S&P Mid-Cap ETF	20,540,638
235,550	iShares Core S&P Small-Cap ETF	20,549,382
268,252	SPDR Portfolio S&P 500 Growth ETF	10,257,956
1,149,616	SPDR Portfolio S&P 500 Value ETF	35,776,050
48,676	Vanguard Energy ETF	5,116,334
90,471	Vanguard FTSE All World ex-US Small-Cap ETF	10,147,227
779,903	Vanguard FTSE All-World ex-US ETF	40,593,951
496,414	Vanguard FTSE Emerging Markets ETF	20,352,974
270,026	Vanguard Global ex-U.S. Real Estate ETF	15,167,360
38,502	Vanguard Materials ETF	5,047,997
193,043	Vanguard Real Estate ETF	15,574,709
172,470	Vanguard S&P 500 ETF	46,058,114
		255,319,445
	TOTAL EXCHANGE TRADED FUNDS (Cost - $482,344,730)	500,950,655

	SHORT-TERM INVESTMENTS - 15.6%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.7%
21,187,427	Federated Prime Cash Obligations Fund, Institutional Class 1.93% (a) (b)	21,187,427

	MONEY MARKET FUNDS - 11.5%
28,750,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 1.96% (b)	28,750,000
36,761,106	STIT - Government & Agency Portfolio, Institutional Class - 1.97% (b)	36,761,106
		65,511,106

See accompanying notes to financial statements.

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018 (Unaudited)

Principal		Interest Rate (d)	Maturity	Value
	U.S. TREASURY BILL - 0.4%
$2,000,000	United States Treasury Bill (c)	2.13%	12/20/2018	$1,990,561

	TOTAL SHORT-TERM INVESTMENTS (Cost - $88,689,111)			88,689,094

	TOTAL INVESTMENTS - 103.9% (Cost - $571,033,841)			$589,639,749
	OTHER ASSETS AND LIABILITIES - NET - (3.9)%			(21,866,475)
	TOTAL NET ASSETS - 100.0%			$567,773,274

ETF - Exchange Traded Fund

TIPS - Treasury Inflation Protected Security

+	Security, or a portion of the security, is out on loan at September 30, 2018. Total loaned securities had a value of $20,015,498 at September 30, 2018.

(a)	Security purchased with cash received as collateral for securities on loan at September 30, 2018. Non-cash collateral amounted to $21,187,427.

(b)	Variable rate security, the money market rate shown represents the rate at September 30, 2018.

(c)	All or a portion of this security may be held as collateral for futures contracts.

(d)	Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

FUTURES CONTRACTS

				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation (Depreciation)
291	5 Year US Treasury Note December 2018	Bank of America Merrill Lynch	$32,730,680	$(207,168)
54	MSCI EAFE Index Mini December 2018	Bank of America Merrill Lynch	5,333,850	92,248
97	MSCI Emerging Market December 2018	Bank of America Merrill Lynch	5,091,045	99,744
33	Russell 2000 Index E-Mini December 2018	Bank of America Merrill Lynch	2,806,320	(31,888)
84	S&P 500 Index E-Mini December 2018	Bank of America Merrill Lynch	12,259,800	36,220
19	S&P Midcap 400 Index E-Mini December 2018	Bank of America Merrill Lynch	3,847,880	(39,545)

	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(50,389)

See accompanying notes to financial statements.

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares				Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 11.7%
703,506	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$16,848,969
146,630	iShares iBoxx $ Investment Grade Corporate Bond ETF			16,852,186
293,010	iShares iBoxx High Yield Corporate Bond ETF +			25,327,784
1,021,333	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			16,811,141
271,337	Vanguard Intermediate-Term Treasury ETF			16,847,314
165,312	Vanguard Mortgage-Backed Securities ETF			8,430,912
174,203	Vanguard Short-Term Inflation-Protected Securities ETF			8,426,199
				109,544,505
	EQUITY FUNDS - 76.5%
994,814	FlexShares Global Upstream Natural Resources Index Fund			33,664,506
258,668	Invesco MSCI Global Timber ETF			8,268,426
461,852	iShares Core S&P Mid-Cap ETF			92,966,189
775,425	iShares Core S&P Small-Cap ETF			67,648,077
882,956	SPDR Portfolio S&P 500 Growth ETF			33,764,237
1,081,310	SPDR Portfolio S&P 500 Value ETF			33,650,367
80,119	Vanguard Energy ETF			8,421,308
148,913	Vanguard FTSE All World ex-US Small-Cap ETF			16,702,082
2,888,311	Vanguard FTSE All-World ex-US ETF			150,336,588
1,112,480	Vanguard FTSE Emerging Markets ETF			45,611,680
444,455	Vanguard Global ex-U.S. Real Estate ETF			24,965,037
63,373	Vanguard Materials ETF			8,308,834
212,257	Vanguard Real Estate ETF			17,124,895
630,799	Vanguard S&P 500 ETF			168,454,873
102,752	WisdomTree Emerging Markets SmallCap Dividend Fund			4,690,629
				714,577,728
	TOTAL EXCHANGE TRADED FUNDS (Cost - $743,969,881)			824,122,233

	SHORT-TERM INVESTMENTS - 14.7%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 2.8%
26,115,825	Federated Prime Cash Obligations Fund, Institutional Class 1.93% (a) (b)			26,115,825

	MONEY MARKET FUNDS - 11.3%
30,000,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 1.96% (b)			30,000,000
30,000,000	Federated Prime Cash Obligations Fund, Institutional Class 1.93% (b)			30,000,000
45,812,676	STIT - Government & Agency Portfolio, Institutional Class - 1.97% (b)			45,812,676
				105,812,676

Principal		Interest Rate (d)	Maturity
	U.S. TREASURY BILL - 0.6%
$5,000,000	United States Treasury Bill (c)	2.13%	12/20/2018	4,976,403

	TOTAL SHORT-TERM INVESTMENTS (Cost - $136,904,945)			136,904,904

	TOTAL INVESTMENTS - 102.9% (Cost - $880,874,826)			$961,027,137
	OTHER ASSETS AND LIABILITIES - NET - (2.9)%			(26,970,593)
	TOTAL NET ASSETS - 100.0%			$934,056,544

See accompanying notes to financial statements.

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018 (Unaudited)

ETF - Exchange Traded Fund

TIPS - Treasury Inflation Protected Security

+	Security, or a portion of the security, is out on loan at September 30, 2018. Total loaned securities had a value of $24,215,341 at September 30, 2018.

(a)	Security purchased with cash received as collateral for securities on loan at September 30, 2018. Non-cash collateral amounted to $26,115,825.

(b)	Variable rate security, the money market rate shown represents the rate at September 30, 2018.

(c)	All or a portion of this security may be held as collateral for futures contracts.

(d)	Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

FUTURES CONTRACTS

				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation (Depreciation)
142	5 Year US Treasury Note December 2018	Bank of America Merrill Lynch	$15,971,672	$(101,075)
158	MSCI EAFE Index Mini December 2018	Bank of America Merrill Lynch	15,606,450	269,910
250	MSCI Emerging Market December 2018	Bank of America Merrill Lynch	13,121,250	257,073
100	Russell 2000 Index E-Mini December 2018	Bank of America Merrill Lynch	8,504,000	(96,631)
204	S&P 500 Index E-Mini December 2018	Bank of America Merrill Lynch	29,773,800	87,963
65	S&P Midcap 400 Index E-Mini December 2018	Bank of America Merrill Lynch	13,163,800	(135,285)

	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS			$281,955

See accompanying notes to financial statements.

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 29.7%
1,092,888	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$26,174,668
504,986	iShares iBoxx $ Investment Grade Corporate Bond ETF	43,650,990
606,707	iShares iBoxx High Yield Corporate Bond ETF +	69,728,835
1,733,096	SPDR Portfolio Short Term Corporate Bond ETF	52,304,837
1,057,752	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	17,410,598
140,506	Vanguard Intermediate-Term Treasury ETF	8,724,018
342,362	Vanguard Mortgage-Backed Securities ETF	17,460,462
541,243	Vanguard Short-Term Inflation-Protected Securities ETF	26,179,924
292,071	Vanguard Short-Term Treasury ETF	17,448,322
159,847	Vanguard Total International Bond ETF +	8,718,055
		287,800,709
	EQUITY FUNDS - 58.5%
772,717	FlexShares Global Upstream Natural Resources Index Fund +	26,148,743
267,892	Invesco MSCI Global Timber ETF	8,563,275
347,706	iShares Core S&P Mid-Cap ETF	69,989,741
602,296	iShares Core S&P Small-Cap ETF	52,544,303
457,052	SPDR Portfolio S&P 500 Growth ETF	17,477,668
839,888	SPDR Portfolio S&P 500 Value ETF	26,137,315
82,975	Vanguard Energy ETF +	8,721,502
154,223	Vanguard FTSE All World ex-US Small-Cap ETF	17,297,652
1,994,203	Vanguard FTSE All-World ex-US ETF	103,798,266
845,889	Vanguard FTSE Emerging Markets ETF	34,681,449
460,303	Vanguard Global ex-U.S. Real Estate ETF	25,855,219
65,633	Vanguard Materials ETF	8,605,143
219,398	Vanguard Real Estate ETF	17,701,031
555,070	Vanguard S&P 500 ETF	148,231,443
		565,752,750
	TOTAL EXCHANGE TRADED FUNDS (Cost - $795,517,316)	853,553,459

	SHORT-TERM INVESTMENTS - 16.5%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 4.7%
45,315,286	Federated Prime Cash Obligations Fund, Institutional Class 1.93% (a) (b)	45,315,286

	MONEY MARKET FUNDS - 11.4%
35,000,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 1.96% (b)	35,000,000
35,000,000	Federated Prime Cash Obligations Fund, Institutional Class 1.93% (b)	35,000,000
39,988,201	STIT - Government & Agency Portfolio, Institutional Class - 1.97% (b)	39,988,201
		109,988,201

See accompanying notes to financial statements.

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018 (Unaudited)

Principal		Interest Rate (d)	Maturity	Value
	U.S. TREASURY BILL - 0.4%
$4,000,000	United States Treasury Bill (c)	2.13%	12/20/2018	$3,981,122

	TOTAL SHORT-TERM INVESTMENTS (Cost - $159,284,642)			159,284,609

	TOTAL INVESTMENTS - 104.7% (Cost - $954,801,958)			$1,012,838,068
	OTHER ASSETS AND LIABILITIES - NET - (4.7)%			(45,435,507)
	TOTAL NET ASSETS - 100.0%			$967,402,561

ETF - Exchange Traded Fund

TIPS - Treasury Inflation Protected Security

+	Security, or a portion of the security, is out on loan at September 30, 2018. Total loaned securities had a value of $45,046,944 at September 30, 2018.

(a)	Security purchased with cash received as collateral for securities on loan at September 30, 2018. Non-cash collateral amounted to $45,315,286.

(b)	Variable rate security, the money market rate shown represents the rate at September 30, 2018.

(c)	All or a portion of this secuirty held as collateral for futures contracts.

(d)	Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

FUTURES CONTRACTS

				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation (Depreciation)
340	5 Year US Treasury Note December 2018	Bank of America Merrill Lynch	$38,242,031	$(242,042)
121	MSCI EAFE Index Mini December 2018	Bank of America Merrill Lynch	11,951,775	206,703
208	MSCI Emerging Market December 2018	Bank of America Merrill Lynch	10,916,880	213,884
79	Russell 2000 Index E-Mini December 2018	Bank of America Merrill Lynch	6,718,160	(76,338)
174	S&P 500 Index E-Mini December 2018	Bank of America Merrill Lynch	25,395,300	75,027
49	S&P Midcap 400 Index E-Mini December 2018	Bank of America Merrill Lynch	9,923,480	(101,984)

	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS			$75,250

See accompanying notes to financial statements.

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares				Value
	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 38.7%
253,790	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$6,078,271
84,537	iShares iBoxx $ Investment Grade Corporate Bond ETF			9,715,837
56,310	iShares iBoxx High Yield Corporate Bond ETF +			4,867,436
118,364	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF			3,644,428
201,184	SPDR Portfolio Short Term Corporate Bond ETF			6,071,733
220,813	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			3,634,582
117,470	Vanguard Intermediate-Term Treasury ETF			7,293,712
47,653	Vanguard Mortgage-Backed Securities ETF			2,430,303
125,636	Vanguard Short-Term Inflation-Protected Securities ETF			6,077,013
20,324	Vanguard Short-Term Treasury ETF			1,214,156
22,246	Vanguard Total International Bond ETF +			1,213,297
				52,240,768
	EQUITY FUNDS - 49.5%
71,772	FlexShares Global Upstream Natural Resources Index Fund			2,428,764
37,455	Invesco MSCI Global Timber ETF			1,197,264
30,275	iShares Core S&P Mid-Cap ETF			6,094,055
69,916	iShares Core S&P Small-Cap ETF			6,099,472
63,904	SPDR Portfolio S&P 500 Growth ETF			2,443,689
195,048	SPDR Portfolio S&P 500 Value ETF			6,069,894
11,548	Vanguard Energy ETF			1,213,810
21,589	Vanguard FTSE All World ex-US Small-Cap ETF			2,421,422
208,710	Vanguard FTSE All-World ex-US ETF			10,863,356
118,012	Vanguard FTSE Emerging Markets ETF			4,838,492
64,254	Vanguard Global ex-U.S. Real Estate ETF			3,609,147
9,208	Vanguard Materials ETF			1,207,261
45,945	Vanguard Real Estate ETF			3,706,843
54,684	Vanguard S&P 500 ETF			14,603,362
				66,796,831
	TOTAL EXCHANGE TRADED FUNDS (Cost - $113,961,389)			119,037,599

	SHORT-TERM INVESTMENTS - 15.8%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.8%
5,088,779	Federated Prime Cash Obligations Fund, Institutional Class 1.93% (a) (b)			5,088,779

	MONEY MARKET FUND - 11.7%
15,759,573	STIT - Government & Agency Portfolio, Institutional Class - 1.97% (b)			15,759,573

Principal		Interest Rate (d)	Maturity
	U.S. TREASURY BILL - 0.3%
$400,000	United States Treasury Bill (c)	2.13%	12/20/2018	398,112

	TOTAL SHORT-TERM INVESTMENTS (Cost - $21,246,468)			21,246,464

	TOTAL INVESTMENTS - 104.0% (Cost - $135,207,857) (e)			$140,284,063
	OTHER ASSETS AND LIABILITIES - NET - (4.0)%			(5,395,247)
	TOTAL NET ASSETS - 100.0%			$134,888,816

See accompanying notes to financial statements.

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018 (Unaudited)

ETF - Exchange Traded Fund

TIPS - Treasury Inflation Protected Security

*	Non-income producing security

+	Security, or a portion of the security, is out on loan at September 30, 2018. Total loaned securities had a value of $4,772,558 at September 30, 2018.

(a)	Security purchased with cash received as collateral for securities on loan at September 30, 2018. Non-cash collateral amounted to $5,088,779.

(b)	Variable rate security, the money market rate shown represents the rate at September 30, 2018.

(c)	All or a portion of this security may be held as collateral for futures contracts.

(d)	Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

FUTURES CONTRACTS

				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation (Depreciation)
57	5 Year US Treasury Note December 2018	Bank of America Merrill Lynch	$6,411,164	$(40,549)
14	MSCI EAFE Index Mini December 2018	Bank of America Merrill Lynch	1,382,850	23,916
24	MSCI Emerging Market December 2018	Bank of America Merrill Lynch	1,259,640	24,679
9	Russell 2000 Index E-Mini December 2018	Bank of America Merrill Lynch	765,360	(8,697)
20	S&P 500 Index E-Mini December 2018	Bank of America Merrill Lynch	2,919,000	8,624
5	S&P Midcap 400 Index E-Mini December 2018	Bank of America Merrill Lynch	1,012,600	(10,407)

	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(2,434)

See accompanying notes to financial statements.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited)

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Fund of Funds – The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

A Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or Sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or Sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor or Sub-Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor or Sub-Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities;

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

(ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$14,811,029	$—	$—	$14,811,029
Short-Term Investment	326,019	—	—	326,019
Total	$15,137,048	$—	$—	$15,137,048

Balanced ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$16,559,903	$—	$—	$16,559,903
Short-Term Investment	1,087,103	—	—	1,087,103
Total	$17,647,006	$—	$—	$17,647,006

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

Conservative ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$10,493,733	$—	$—	$10,493,733
Short-Term Investment	345,629	—	—	345,629
Total	$10,839,362	$—	$—	$10,839,362

Growth ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$23,481,682	$—	$—	$23,481,682
Short-Term Investment	1,447,854	—	—	1,447,854
Total	$24,929,536	$—	$—	$24,929,536

Moderate Growth ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$26,676,435	$—	$—	$26,676,435
Short-Term Investment	2,268,202	—	—	2,268,202
Total	$28,944,637	$—	$—	$28,944,637

Managed Risk Balanced ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$500,950,655	$—	$—	$500,950,655
Short-Term Investment	86,698,533	1,990,561	—	88,689,094
Total	$587,649,188	$1,990,561	$—	$589,639,749

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$(50,389)	$—	$—	$(50,389)

Managed Risk Growth ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$824,122,233	$—	$—	$824,122,233
Short-Term Investment	131,928,501	4,976,403	—	136,904,904
Total	$956,050,734	$4,976,403	$—	$961,027,137

Assets	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$281,955	$—	$—	$281,955

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

Managed Risk Moderate Growth ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$853,553,459	$—	$—	$853,553,459
Short-Term Investment	155,303,487	3,981,122	—	159,284,609
Total	$1,008,856,946	$3,981,122	$—	$1,012,838,068

Assets	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$75,250	$—	$—	$75,250

Managed Risk Flex ETF Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$119,037,599	$—	$—	$119,037,599
Short-Term Investment	20,848,352	398,112	—	21,246,464
Total	$139,885,951	$398,112	$—	$140,284,063

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$(2,434)	$—	$—	$(2,434)

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolio of Investments for security classifications.

**	Cumulative appreciation (depreciation) of futures contracts is reportable in the above table.

Futures Contracts – The Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio, Managed Risk Moderate Growth ETF Portfolio and Managed Risk Flex ETF Portfolio are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

For the period ended September 30, 2018, the Portfolios had the following realized loss from futures contracts.

Portfolio	Net Realized Loss
Managed Risk Balanced ETF Portfolio	$(3,596,102)
Managed Risk Growth ETF Portfolio	(21,022,368)
Managed Risk Moderate Growth ETF Portfolio	(10,262,669)
Managed Risk Flex ETF Portfolio	(1,216,435)

For the period ended September 30, 2018, the Portfolios had the following change in unrealized depreciation from futures contracts.

Net Change in Unrealized
Portfolio	Depreciation
Managed Risk Balanced ETF Portfolio	$582,402
Managed Risk Growth ETF Portfolio	1,051,118
Managed Risk Moderate Growth ETF Portfolio	1,038,418
Managed Risk Flex ETF Portfolio	104,050

The notional value of the futures contracts disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended September 30, 2018 is a reflection of the volume of derivative activity for the respective Portfolio.

Security Loans – The Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio, Moderate Growth ETF Portfolio and Managed Risk Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Portfolios’ Schedules of Investments. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at September 30, 2018, were as follows:

	Tax Cost	Gross Unrealized Apprecation	Gross Unrealized Depreciation	Net Unrealized Apprecation
TOPS Aggressive Growth ETF	$14,060,085	$1,088,710	$(11,747)	$1,076,963
TOPS Balanced ETF	17,466,303	421,934	(241,231)	180,703
TOPS Conservative ETF	10,772,976	179,080	(112,694)	66,386
TOPS Growth ETF	23,637,815	1,407,066	(115,345)	1,291,721
TOPS Moderate Growth ETF	27,945,627	1,226,236	(227,226)	999,010
TOPS Managed Risk Balanced ETF	573,484,166	24,290,678	(8,135,096)	16,155,582
TOPS Managed Risk Growth ETF	885,693,015	82,185,539	(6,851,417)	75,334,122
TOPS Managed Risk Moderate Growth ETF	958,965,358	64,624,503	(10,751,793)	53,872,710
TOPS Managed Risk Flex ETF	135,822,573	5,939,110	(1,477,620)	4,461,490

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TOPS Portfolios

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/27/2018

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 11/27/2018